Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment consisted of the following:

	September 30, 2021	December 31, 2020

Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	43,705
Leasehold improvements	450,374	422,318
Machinery	627,641	623,190
Subtotal	1,140,133	1,107,626
Accumulated Depreciation	(245,166)	(121,219)

Property and Equipment, net	$894,967	$986,407

Depreciation and amortization expense related to property and equipment was approximately $42,000 and $30,400 (which was primarily recorded within cost of sales) for the quarters ended September 30, 2021 and 2020, respectively. Depreciation and amortization expense related to property and equipment was approximately $125,000 and $73,000 (which was primarily recorded within cost of sales) for the nine months ended September 30, 2021 and 2020, respectively.

Note 4 – Property and Equipment

Property and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	—
Leasehold improvements	422,318	140,056
Machinery	623,190	241,285
Subtotal	1,107,626	399,754
Accumulated Depreciation	(121,219)	(9,909)
Property and Equipment, net	$986,407	$389,845

Depreciation and amortization expense related to property and equipment was approximately $111,000 and $5,000 (which was recorded within cost of sales) for the years ended December 31, 2020 and 2019, respectively. For the year ended December 31, 2020, depreciation expense of approximately $52,000 was recorded within cost of sales, $26,000 recorded within general and administrative expenses, $23,000 recorded within research and development, and $10,000 recorded within deferred costs.